Long-Term Debt, Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Long-Term Debt [Abstract]
Long-term debt	$ 128,497
Less unamortized deferred financing costs	(822)	$ (291)
Total debt, net of deferred financing costs	127,675	49,898
Current [Abstract]
Less current portion of unamortized deferred finance costs	(242)	(123)
Current portion of long-term debt, net of deferred finance costs	16,746	7,788
Non-current [Abstract]
Less non-current portion of unamortized deferred finance costs	(580)	(168)
Non-current portion of long-term debt, net of deferred finance costs	110,929	42,110
Nordea Bank Secured Term Loan [Member]
Long-Term Debt [Abstract]
Long-term debt	20,663	24,403
Current [Abstract]
Current portion of long-term debt	3,740	3,740
Non-current [Abstract]
Non-current portion of long-term debt	16,923	20,663
Piraeus Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	67,584	25,786
Current [Abstract]
Current portion of long-term debt	9,048	4,171
Non-current [Abstract]
Non-current portion of long-term debt	58,536	21,615
Alpha Bank Secured Term Loans [Member]
Long-Term Debt [Abstract]
Long-term debt	40,250	0
Current [Abstract]
Current portion of long-term debt	4,200	0
Non-current [Abstract]
Non-current portion of long-term debt	$ 36,050	$ 0